GOODWILL AND INTANGIBLE ASSETS (Details) (BRL) In Millions	12 Months Ended							12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Commercial Bank Segment [Member]	Dec. 31, 2009 Commercial Bank Segment [Member]	Dec. 31, 2010 Itau Bba Segment [Member]	Dec. 31, 2009 Itau Bba Segment [Member]	Dec. 31, 2008 Itau Bba Segment [Member]	Dec. 31, 2010 Consumer Credit Segment [Member]	Dec. 31, 2009 Consumer Credit Segment [Member]
Goodwill [Line Items]
Goodwill, Gross	14,711	423	177	224	36	36	36	14,498	163
Goodwill, Impaired, Accumulated Impairment Loss	0	0	0	0	0	0	0	0	0
Goodwill, net	14,711	423	177	224	36	36	36	14,498	163
Addition as a result of acquisition	0	14,376						0	14,376
Effect of exchange rate on goodwill on entities outside Brazil	(7)	(47)	(7)	(47)
Tax benefit in the realization of deductible goodwill	(263)	(260)						40	(41)
Goodwill, Gross	14,711	14,711	170	177	36	36	36	14,458	14,498
Goodwill, Impaired, Accumulated Impairment Loss	0	0	0	0	0	0	0	0	0
Goodwill, net	14,664	14,711	170	177	36	36	36	14,458	14,498